Restricted cash and time deposits - Schedule of restricted cash and time deposits (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current:
Restricted time deposits	¥ 297,634		¥ 234,601
Total	297,634	$ 43,153	234,601
Non-current:
Restricted cash	9,180		8,973
Restricted time deposits	30,879		28,293
Total	¥ 40,059	$ 5,808	¥ 37,266